Investments (Details 11) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Apartment [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	124,674	93,042
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	12.40%	10.40%
Retail [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	335,745	256,304
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	33.50%	28.70%
Office Building [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	264,584	263,063
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	26.40%	29.50%
Industrial [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	200,762	227,868
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	20.00%	25.60%
Other Commercial [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 77,759	$ 51,773
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	7.70%	5.80%